Label	Element	Value
Marmont Redwood International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Marmont Redwood International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Marmont Redwood International Equity Fund (the "International Equity Fund" or "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 14, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. As the Fund has not yet commenced operations, there is no portfolio turnover information to provide at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	As the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through February 14, 2021.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the International Equity Fund invests primarily in securities of established companies that are domiciled in various countries throughout the world, excluding the U.S. The Fund typically invests in securities of issuers from at least three or more non-U.S. countries, with at least 40% of the Fund's net assets invested in securities of issuers domiciled in non-U.S. countries, or if market conditions are not favorable, at least 30% invested in securities of issuers domiciled in non-U.S. countries. The Fund typically holds investments across many of the countries included in the MSCI World ex USA Index (which is currently 22 countries), although the Fund is not required to hold investments representing all countries included in the index at all times.  The countries within the index that the Fund will invest in will be determined by the Fund's sub-advisor, Redwood Investments, LLC ("Redwood Investments" or the "Sub-Advisor").

The International Equity Fund considers companies domiciled in non-U.S. countries to be those companies that are: (i) organized under the laws of, or with a principal office in, a country other than the U.S. and issue securities for which the principal trading market is in a country other than the U.S.; or (ii) that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services provided in a country other than the U.S., or have at least 50% of their assets in a country other than the U.S. The Fund may invest in securities of companies located or operating within developed markets, as well as emerging and frontier markets.

Under normal circumstances, the International Equity Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, without regard to market capitalization. The Fund's investments will generally consist of common stocks traded on a public securities exchange or market organized and regulated pursuant to the laws of the jurisdiction of such exchange. The Fund may also invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts, ("GDRs"), European Depositary Receipts ("EDRs"), and International Depositary Receipts ("IDRs"). The International Equity Fund may invest in exchange-traded funds ("ETFs") that are aligned with the Fund's principal investment strategies for temporary cash management purposes.

In seeking investment opportunities for the International Equity Fund, the Sub-Advisor analyzes international equity markets to identify individual companies with stable operating histories, strong financials, competitive advantages, and proven management teams. The Fund will invest in companies whose securities exhibit strong positive momentum, recent positive earnings revisions, and attractive valuations, among other qualities the Sub-Advisor deems relevant.

Though the Sub-Advisor places an emphasis on the fundamentals of individual securities when selecting holdings for the International Equity Fund, it also considers the diversity of the Fund's portfolio with respect to countries, currencies, market capitalizations and sectors when investing in new holdings, and managing the size of current holdings of the Fund.

The International Equity Fund may invest up to 100% of its net assets in cash, cash equivalents, time deposits, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Before investing in the International Equity Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:

•	General Market Risk. The value of the Fund's shares will fluctuate based on the performance of the Fund's investments and other factors affecting the securities markets generally.

•
Management Risk. Investment strategies employed by the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•
Equity Market Risk. Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

•
Foreign Securities Risk. Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between the United States and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. Income earned on foreign securities may be subject to foreign withholding taxes.

•
Emerging and Frontier Markets Risk. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets.  As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.

•
Foreign Currency Risk. Currency movements may negatively impact value even when there is no change in value of the security in the issuer's home country. Currency management strategies may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Sub-Advisor expects.

•
Depositary Receipts Risk. The Fund may invest its assets in securities of foreign issuers in the form of ADRs, EDRs, GDRs and IDRs, which are securities representing securities of foreign issuers. The risk of such depositary receipts include many of the risks associated with investing directly in foreign securities, such as currency rate fluctuations and political and economic instability.

•
Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

•
Medium and Small Capitalization Risk. Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. Securities of medium and smaller capitalization issuers may be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

•
Exchange-Traded Fund Risk. When the Fund invests in ETFs, it will bear additional expenses based on its pro rata share of the ETF's operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs. ETFs may trade at a discount or premium to net asset value.

•
Liquidity Risk.  From time to time trading opportunities may be more limited for a particular security or type of instrument in which the Fund may invest, making it more difficult to sell an investment at a favorable price or time or in response to a specific economic event. Consequently, the Fund may have to accept a lower price to sell an investment, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to an increase in a security's price volatility.

•
Valuation Risk.  The sale price the Fund could receive for any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

•
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund's ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

•	New Fund Risk. As a new fund, there can be no assurance that the Fund will grow or maintain an economically viable size.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the International Equity Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund's website at www.marmontfund.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the International Equity Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.marmontfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Marmont Redwood International Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service(12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Marmont Redwood International Equity Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service(12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 397

[1]	As the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Marmont Partners LLC (the "Advisor"), the Fund's investment advisor, has contractually agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, "Excludable Expenses")) do not exceed 1.00% of the Fund's average daily net assets, through at least February 14, 2021, unless terminated sooner by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed 1.00%. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund's total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment.